Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Related party transactions
Transaction	$ 8,396	$ 3,915
Balance receivable (payable)	10,000	10,000
Measure 8 | High Tech Holdings, Inc
Related party transactions
Percentage of interests acquired			6.19%
Consulting fees
Related party transactions
Transaction	3,975	915
Balance receivable (payable)
Consulting fees | Architecture & Engineering Solutions, LLC
Related party transactions
Transaction	200
Consulting fees | PNP Construction LLC
Related party transactions
Transaction	3,800
Consulting fees | Frontline Real Estate Partners, LLC
Related party transactions
Transaction	0	400
Consulting fees | Measure 8
Related party transactions
Transaction	0	400
Travel and reimbursement
Related party transactions
Transaction	28	45
Balance receivable (payable)
Rent expense reimbursement
Related party transactions
Transaction	236	0
Balance receivable (payable)
Platform fees
Related party transactions
Transaction	3,274	2,069
Balance receivable (payable)
Senior Secured Notes – 2026
Related party transactions
Transaction	883	886
Balance receivable (payable)	10,000	$ 10,000
Senior Secured Notes – 2026 | Baldwin Holdings, LLC | Related party
Related party transactions
Notes payable	$ 10,000